EQUITY INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2014
EQUITY INVESTMENTS
Schedule of changes in equity investments

        The following sets forth the changes in the Group's equity investments (in RMB thousands):

	Xian	Fund Management Partnership	Total
Balance as of December 31, 2012	155	12,986	13,141
Investments	—	—	—
Share of associates' income (losses)	(3)	2,077	2,074

Balance as of December 31, 2013	152	15,063	15,215

Investments	—	—	—
Share of associates' (losses) income	(131)	1,978	1,847

Balance as of December 31, 2014	21	17,041	17,062